Intangible Assets_Reconciliation of intangible assets (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	₩ 518,599,000,000			₩ 483,739,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	148,129,000,000			89,679,000,000
Disposal	(2,107,000,000)			(866,000,000)
Amortization	(58,076,000,000)			(50,024,000,000)
Impairment losses	0			(128,000,000)
Reversal of impairment loss	339,000,000			0
Transfer	0			0
Acquisition through business combination	48,169,000,000			0
Foreign currencies translation adjustment	(1,131,000,000)			(9,064,000,000)
Others	(408,000,000)			(6,454,000,000)
Ending balance	653,514,000,000		$ 587,798	506,882,000,000
Amortisation of other intangible assets included in other operating expenses	25,179,000,000	[1]		24,443,000,000	[2]
Goodwill
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	108,707,000,000			124,803,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	0			105,000,000
Disposal	0			0
Amortization	0			0
Impairment losses	0			0
Reversal of impairment loss	0			0
Transfer	0			0
Acquisition through business combination	47,406,000,000			0
Foreign currencies translation adjustment	(1,469,000,000)			(7,479,000,000)
Others	0			0
Ending balance	154,644,000,000			117,429,000,000
Software
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	40,672,000,000			35,477,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	3,737,000,000			10,152,000,000
Disposal	0			0
Amortization	(7,510,000,000)			(8,064,000,000)
Impairment losses	0			0
Reversal of impairment loss	0			0
Transfer	0			8,091,000,000
Acquisition through business combination	763,000,000			0
Foreign currencies translation adjustment	21,000,000			(68,000,000)
Others	0			(22,000,000)
Ending balance	37,683,000,000			45,566,000,000
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	539,000,000			313,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	117,000,000			54,000,000
Disposal	0			0
Amortization	(87,000,000)			(56,000,000)
Impairment losses	0			0
Reversal of impairment loss	0			0
Transfer	0			0
Acquisition through business combination	0			0
Foreign currencies translation adjustment	0			0
Others	0			0
Ending balance	569,000,000			311,000,000
Development costs
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	77,241,000,000			70,697,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	21,455,000,000			12,628,000,000
Disposal	0			0
Amortization	(16,317,000,000)			(11,515,000,000)
Impairment losses	0			0
Reversal of impairment loss	0			0
Transfer	181,803,000,000			0
Acquisition through business combination	0			0
Foreign currencies translation adjustment	0			0
Others	0			(55,000,000)
Ending balance	264,182,000,000			71,755,000,000
Others
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	117,546,000,000			164,364,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	36,191,000,000			10,276,000,000
Disposal	0			0
Amortization	(34,162,000,000)	[1]		(30,389,000,000)	[2]
Impairment losses	0			0
Reversal of impairment loss	0			0
Transfer	46,746,000,000			36,000,000
Acquisition through business combination	0			0
Foreign currencies translation adjustment	243,000,000			(1,053,000,000)
Others	(365,000,000)			(6,371,000,000)
Ending balance	166,199,000,000			136,863,000,000
Amortisation of other intangible assets included in other operating expenses	25,179,000,000	[1]		24,443,000,000	[2]
Membership deposit
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	20,685,000,000			20,086,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	2,311,000,000			480,000,000
Disposal	(2,107,000,000)			(866,000,000)
Amortization	0			0
Impairment losses	0			(128,000,000)
Reversal of impairment loss	339,000,000			0
Transfer	0			0
Acquisition through business combination	0			0
Foreign currencies translation adjustment	74,000,000			(81,000,000)
Others	(43,000,000)			(6,000,000)
Ending balance	21,259,000,000			19,485,000,000
Construction in progress
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	153,209,000,000			67,999,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	84,318,000,000			55,984,000,000
Disposal	0			0
Amortization	0			0
Impairment losses	0			0
Reversal of impairment loss	0			0
Transfer	(228,549,000,000)			(8,127,000,000)
Acquisition through business combination	0			0
Foreign currencies translation adjustment	0			(383,000,000)
Others	0			0
Ending balance	₩ 8,978,000,000			₩ 115,473,000,000

[1]	Amortization of other intangible assets amounting to 25,179 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 24,443 million Won is included in other operating expenses.